Loans Receivable And Allowance For Credit Losses (Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	$ 5,093,177
Financing Receivable, Individually Evaluated for Impairment	72,022
Recorded Investment Financing Receivable	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	4,343,536
Financing Receivable, Individually Evaluated for Impairment	51,007
Recorded Investment Financing Receivable	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	521,240
Financing Receivable, Individually Evaluated for Impairment	19,715
Recorded Investment Financing Receivable	540,955
One-To Four-Family Loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	4,864,776
Financing Receivable, Individually Evaluated for Impairment	70,722
Recorded Investment Financing Receivable	4,935,498
Multi-Family And Commercial [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	57,373
Financing Receivable, Individually Evaluated for Impairment	563
Recorded Investment Financing Receivable	57,936
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	171,028
Financing Receivable, Individually Evaluated for Impairment	737
Recorded Investment Financing Receivable	$ 171,765